Mezzanine and Stockholders' Equity - Schedule of Activity Related to USARE LLC Warrants (Details) - USD ($) shares in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	[1]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Warrants exercised		2,887
Cash received (in Dollars)		$ 47,531
Common Stock warrants [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Warrants exercised	[2]	9,991
Prefunded warrants [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Warrants exercised	[2]
PIPE Agreements [Member] | Common Stock warrants [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Warrants exercised		723
PIPE Agreements [Member] | Prefunded warrants [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Warrants exercised		2,164
PIPE Agreements [Member] | Cash received [Member]
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Cash received (in Dollars)		$ 5,063

[1]	Recast
[2]	See the following section entitled “Private Investment in Public Entity Financing.” Subsequent to the balance sheet date, all outstanding Common Stock warrants had been exercised.